Certain risks and uncertainties (Details) (CNY) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Foreign currency risk Denominated in RMB	Dec. 31, 2011 Foreign currency risk Denominated in RMB	Dec. 31, 2012 Accounts receivable Accounts receivable balances 3 largest customers	Dec. 31, 2011 Accounts receivable Accounts receivable balances 3 largest customers	Dec. 31, 2012 Revenues Customer concentration risk customer	Dec. 31, 2011 Revenues Customer concentration risk customer
Certain risks and uncertainties
Number of individual customers accounting for 10% or more of total revenues									0	0
Percentage required for qualifying as major customer	10.00%	10.00%
Revenue and accounts receivable by major customer (as a percent)							24.00%	40.00%
Aggregate amount of cash and cash equivalents	3,031,462	3,889,092	2,289,482	1,867,248	2,295,838	3,463,198